Stock-Based Incentive Plans (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Summary of nonvested restricted stock award activity
Number of shares nonvested stock awards outstanding, Beginning Balance	178,819	309,481	182,297
Number of shares, issued	588,136		176,250
Number of shares, vested	(106,012)	(110,973)	(48,066)
Number of shares, forfeited	(19,076)	(19,689)	(1,000)
Number of shares nonvested stock awards outstanding, Ending Balance	639,037	178,819	309,481
Weighted average grant date fair value, nonvested stock awards outstanding, Beginning Balance	$ 6.05	$ 6.16	$ 7.67
Weighted average grant date fair value, issued	$ 2.88		$ 4.76
Weighted average grant date fair value, vested	$ 5.57	$ 6.56	$ 6.79
Weighted average grant date fair value, forfeited	$ 3.21	$ 4.83	$ 3.54
Weighted average grant date fair value, nonvested stock awards outstanding, Ending Balance	$ 3.30	$ 6.05	$ 6.16